Offerings - Offering: 1	Dec. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	The Magnum Ice Cream Company N.V. ordinary shares of EUR3.50 each
Amount Registered | shares	4,500,000
Proposed Maximum Offering Price per Unit	14.63
Maximum Aggregate Offering Price	$ 65,835,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,091.81
Offering Note	1(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement to which this exhibit 107 is a part includes an indeterminable number of additional ordinary shares, nominal value EUR3.50 per share in the capital of The Magnum Ice Cream Company N.V. (the "Ordinary Shares") that may become issuable in the event of a share dividend, share split or similar transactions. 1(b) Represents Ordinary Shares reserved for issuance under The Magnum Ice Cream Company Long Term Incentive Plan 2025 and The Magnum Ice Cream Company Celebration Award Plan. 1(c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per unit was calculated on the basis of the average of the high (US$14.81) and low (US$14.45) market prices of Ordinary Shares quoted on the New York Stock Exchange on December 9, 2025.